Offerings	Jul. 30, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01476%
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Virtu Financial, Inc. ("Virtu") is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. Virtu will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01476%
Offering Note	See footnote (1) for detailed information.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001
Fee Rate	0.01476%
Offering Note	See footnote (1) for detailed information.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01476%
Offering Note	See footnote (1) for detailed information.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01476%
Offering Note	See footnote (1) for detailed information.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01476%
Offering Note	See footnote (1) for detailed information.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01476%
Offering Note	See footnote (1) for detailed information.